Property, Plant, and Equipment - Schedule of Property, Plant, and Equipment (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Property, Plant, and Equipment [Line Items]
Property, plant and equipment-cost	$ 67,410
Less: Accumulated depreciation	9,197
Property, plant and equipment-net	58,213
Furniture and fixtures [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Property, plant and equipment-cost	21,046
Vehicles [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Property, plant and equipment-cost	21,172
Office equipment and computers [Member]
Schedule of Property, Plant, and Equipment [Line Items]
Property, plant and equipment-cost	$ 25,192